UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02739

Name of Fund: BlackRock Basic Value Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value

            Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Northrop Grumman Corp.	10,850	$2,580,564
Raytheon Co.	12,074	1,841,285

		4,421,849
Airlines — 0.4%
American Airlines Group, Inc.	222,420	9,408,366
Delta Air Lines, Inc.	147,360	6,772,666

		16,181,032
Auto Components — 1.2%
Lear Corp.	281,835	39,902,199
Magna International, Inc.	97,990	4,229,248

		44,131,447
Banks — 13.3%
Bank of America Corp.	4,066,360	95,925,432
Citigroup, Inc.	3,174,111	189,875,320
JPMorgan Chase & Co.	1,704,374	149,712,212
KeyCorp	1,419,260	25,234,443
Regions Financial Corp.	2,402,794	34,912,597

		495,660,004
Beverages — 0.3%
PepsiCo, Inc.	90,550	10,128,923
Biotechnology — 2.3%
Gilead Sciences, Inc.	1,267,130	86,063,470
Capital Markets — 2.4%
Ameriprise Financial, Inc.	86,240	11,183,603
Morgan Stanley	645,860	27,668,642
Nasdaq, Inc.	733,637	50,951,090

		89,803,335
Chemicals — 0.8%
Akzo Nobel NV — ADR	1,045,550	28,815,358
Communications Equipment — 5.2%
Cisco Systems, Inc.	5,687,320	192,231,416
Consumer Finance — 8.4%
Capital One Financial Corp.	1,414,588	122,588,196
Discover Financial Services	2,244,045	153,470,238
SLM Corp. (a)	2,604,092	31,509,513
Synchrony Financial	166,340	5,705,462

		313,273,409
Containers & Packaging — 1.3%
Avery Dennison Corp.	89,880	7,244,328
Bemis Co., Inc.	232,820	11,375,585
Crown Holdings, Inc. (a)	216,070	11,440,907
Graphic Packaging Holding Co.	596,070	7,671,421
Owens-Illinois, Inc. (a)(b)	495,890	10,106,238
Sealed Air Corp.	8,580	373,916

		48,212,395

Common Stocks	Shares	Value
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	1,138,580	$55,505,775
Electric Utilities — 3.4%
American Electric Power Co., Inc.	161,030	10,809,944
Duke Energy Corp.	103,570	8,493,776
Exelon Corp.	3,017,730	108,577,925

		127,881,645
Energy Equipment & Services — 0.6%
Superior Energy Services, Inc.	1,550,567	22,111,085
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Property Group, Inc.	382,670	8,212,098
Food & Staples Retailing — 4.6%
CVS Health Corp.	148,310	11,642,335
Kroger Co.	2,660,190	78,449,003
Rite Aid Corp. (a)	714,941	3,038,499
Walgreens Boots Alliance, Inc.	934,390	77,601,090

		170,730,927
Food Products — 0.6%
Hormel Foods Corp.	182,360	6,315,127
Mondelez International, Inc., Class A	291,720	12,567,298
Pilgrim’s Pride Corp.	135,320	3,045,377

		21,927,802
Health Care Equipment & Supplies — 7.1%
Baxter International, Inc.	2,207,395	114,475,505
Hologic, Inc. (a)	341,218	14,518,826
Medtronic PLC	385,416	31,049,113
Zimmer Biomet Holdings, Inc.	846,692	103,389,560

		263,433,004
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.	35,660	2,983,672
Household Durables — 0.9%
Newell Brands, Inc.	664,232	31,331,823
Tupperware Brands Corp.	67,680	4,244,890

		35,576,713
Independent Power and Renewable Electricity Producers — 3.0%
AES Corp.	8,046,600	89,960,988
Dynegy, Inc. (a)(b)	3,015,110	23,698,765

		113,659,753
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	76,875	9,599,381
Insurance — 4.1%
Athene Holding Ltd., Class A (a)(b)	134,614	6,729,354
Hartford Financial Services Group, Inc.	713,083	34,277,900
Lincoln National Corp.	491,781	32,187,066
Prudential Financial, Inc.	471,923	50,344,746

Portfolio Abbreviations
ADR	American Depositary Receipts

BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Insurance (continued)
XL Group Ltd.	714,413	$28,476,502

		152,015,568
Internet Software & Services — 0.8%
eBay, Inc. (a)	872,790	29,299,560
IT Services — 0.5%
Fidelity National Information Services, Inc.	46,460	3,699,145
First Data Corp., Class A (a)(b)	409,020	6,339,810
Total System Services, Inc.	162,230	8,672,816

		18,711,771
Media — 3.4%
Comcast Corp., Class A	1,382,460	51,966,671
Interpublic Group of Cos., Inc.	862,510	21,191,871
Omnicom Group, Inc.	160,840	13,866,016
Scripps Networks Interactive, Inc., Class A	509,849	39,956,866

		126,981,424
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	231,590	18,531,832
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Starwood Property Trust, Inc.	1,485,760	33,548,461
Multiline Retail — 0.8%
Dollar General Corp.	404,760	28,223,915
Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	100,670	4,464,714
Oil, Gas & Consumable Fuels — 13.0%
Apache Corp.	2,337,536	120,125,975
Devon Energy Corp.	3,082,350	128,595,642
Gulfport Energy Corp. (a)	3,044,230	52,330,314
Hess Corp.	62,305	3,003,724
Marathon Oil Corp.	6,626,553	104,699,537
Marathon Petroleum Corp.	632,482	31,965,640
Occidental Petroleum Corp.	116,890	7,406,150
Parsley Energy, Inc., Class A (a)	24,940	810,799
Valero Energy Corp.	453,500	30,062,515
Whiting Petroleum Corp. (a)(b)	377,330	3,569,542

		482,569,838
Personal Products — 0.2%
Unilever NV — NY Shares	144,660	7,186,709
Pharmaceuticals — 5.3%
Novartis AG — ADR	594,370	44,143,860
Pfizer, Inc.	4,476,795	153,151,157

		197,295,017
Professional Services — 2.4%
Dun & Bradstreet Corp.	23,571	2,544,254
Nielsen Holdings PLC	2,092,500	86,441,175

		88,985,429

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 4.7%
NXP Semiconductors NV (a)	104,860	$10,853,010
QUALCOMM, Inc.	2,649,750	151,936,665
Teradyne, Inc.	442,590	13,764,549

		176,554,224
Software — 0.5%
Oracle Corp.	391,170	17,450,094
Specialty Retail — 0.1%
Lowe’s Cos., Inc.	21,550	1,771,626
Urban Outfitters, Inc. (a)	128,560	3,054,586

		4,826,212
Technology Hardware, Storage & Peripherals — 2.0%
Apple Inc.	509,440	73,186,150
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	581,730	8,126,768
Tobacco — 0.5%
Philip Morris International, Inc.	171,240	19,332,996
Wireless Telecommunication Services — 1.5%
Telephone & Data Systems, Inc.	1,973,784	52,325,014
United States Cellular Corp. (a)	145,351	5,425,953

		57,750,967
Total Common Stocks — 99.5%		3,705,586,142

Preferred Stocks
Food Products — 0.4%
Tyson Foods, Inc., 4.75% (c)	229,918	15,404,506
Total Long-Term Investments (Cost — $2,896,775,512) — 99.9%		3,720,990,648

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	964,282	964,282
SL Liquidity Series, LLC, Money Market Series, 1.11% (d)(e)(f)	24,569,705	24,572,162
Total Short-Term Securities, (Cost — $25,537,878) — 0.7%		25,536,444
Total Investments (Cost — $2,922,313,390*) — 100.6%		3,746,527,092
Liabilities in Excess of Other Assets — (0.6)%		(23,977,117)

Net Assets — 100.0%		$3,722,549,975

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,965,202,713

Gross unrealized appreciation	$930,810,810
Gross unrealized depreciation	(149,486,431)

Net unrealized appreciation	$781,324,379

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Convertible security.

2	BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	47,502,455	(47,502,455)	—	—	$18,177		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	964,282	964,282	$964,282	60,239		$275	—
SL Liquidity Series, LLC, Money Market Series	1,643,124	22,926,581	24,569,705	24,572,162	17,933	[2]	3,434	$(1,434)
Total				$25,536,444	$96,349		$3,709	$(1,434)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2017	3

Schedule of Investments (concluded)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$3,720,990,648	—	—	$3,720,990,648
Short-Term Securities	964,282	—	—	964,282

Subtotal	$3,721,954,930	—	—	$3,721,954,930

Investments Valued at NAV[2]				24,572,162

Total Investments				$3,746,527,092

[1]	See above Schedule of Investments for values in each industry.

[2]	As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

4	BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date:	May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc.

Date:	May 23, 2017